Goodwill and Intangible Assets Intangible Assets (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 2,902	$ 2,861	$ 2,755
Accumulated Amortization	2,085	1,989	1,802
Net Carrying Value	817	872	953
Gross Carrying Value	1,206	1,167	1,265
Accumulated Amortization	806	752	832
Net Carrying Value	400	415	433
Management and Franchise Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	2,232	2,228	2,242
Accumulated Amortization	1,960	1,873	1,716
Net Carrying Value	272	355	526
Contract-Based Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	548	525	416
Accumulated Amortization	108	101	74
Net Carrying Value	440	424	342
Capitalized Contract Cost [Domain]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	122	108	97
Accumulated Amortization	17	15	12
Net Carrying Value	105	93	85
Lease Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	287	288	301
Accumulated Amortization	167	161	153
Net Carrying Value	120	127	148
Software and Software Development Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	547	503	585
Accumulated Amortization	358	321	428
Net Carrying Value	189	182	157
Hilton Honors Intangible [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	338	338	341
Accumulated Amortization	247	236	217
Net Carrying Value	91	102	124
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	34	38	38
Accumulated Amortization	34	34	34
Net Carrying Value	$ 0	$ 4	$ 4